FI - Roll-forward of net assets measured at fair value on recurring basis (Details 6) - Recurring basis - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Net assets/liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, net assets/liabilities	SFr (1,909)	SFr 3,558
Transfers in, net assets/liabilities	(976)	113
Transfers out, net assets/liabilities	1,275	702
Purchases, net assets/liabilities	24,995	8,714
Sales, net assets/liabilities	(26,116)	(12,151)
Issuances, net assets/liabilities	(3,186)	(1,053)
Settlements, net assets/liabilities	1,537	568
Gain (loss) on transfers in/out included in trading revenues, net assets/liabilities	(32)	(27)
Gain (loss) on all other activity included in trading revenues, net assets/liabilities	429	(530)
Gain (loss) on transfers in/out included in other revenues, net assets/liabilities	0	0
Gain (loss) on all other activity included in other revenues, net assets/liabilities	(116)	(161)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, net assets/liabilities	2	(12)
Gain (loss) on all other activity included in accumulated other comprehensive income, net assets/liabilities	113	(137)
Foreign currency translation impact, net assets/liabilities	(258)	(51)
Balance at beginning of period, net assets/liabilities	(4,242)	(467)
Bank
Net assets/liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, net assets/liabilities	(1,898)	3,563
Transfers in, net assets/liabilities	(862)	113
Transfers out, net assets/liabilities	1,276	703
Purchases, net assets/liabilities	24,994	8,705
Sales, net assets/liabilities	(26,116)	(12,139)
Issuances, net assets/liabilities	(3,317)	(1,055)
Settlements, net assets/liabilities	1,535	568
Gain (loss) on transfers in/out included in trading revenues, net assets/liabilities	(32)	(27)
Gain (loss) on all other activity included in trading revenues, net assets/liabilities	450	(530)
Gain (loss) on transfers in/out included in other revenues, net assets/liabilities	0	0
Gain (loss) on all other activity included in other revenues, net assets/liabilities	(115)	(160)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, net assets/liabilities	2	(12)
Gain (loss) on all other activity included in accumulated other comprehensive income, net assets/liabilities	113	(137)
Foreign currency translation impact, net assets/liabilities	(261)	(53)
Balance at beginning of period, net assets/liabilities	SFr (4,231)	SFr (461)